Income Taxes - Schedule of Tax Provisions Statutory Federal Income Tax Rate (Details) - Surfside Acquisition Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Statutory federal income taxes	21.00%	21.00%	21.00%
Valuation allowance	(21.00%)	(21.00%)	(21.00%)
Effective income tax rate, net